Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,300,000
Proposed Maximum Offering Price per Unit	4.84
Maximum Aggregate Offering Price	$ 15,972,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,205.73
Offering Note	Lesaka Technologies, Inc. is filing this Registration Statement on Form S-8 to register an aggregate of 3,300,000 shares of its common stock, par value $0.001 per share ("Common Stock"), which may be issued pursuant to the Amended and Restated 2022 Stock Incentive Plan, as amended (the "Plan"), consisting of (i) 3,000,000 shares of Common Stock reserved for issuance pursuant to the terms of the Plan and (ii) 300,000 shares of Common Stock that may become available for issuance pursuant to the share counting and share recycling provisions of the Plan, including upon the expiration, cancellation, forfeiture or other termination of awards. In addition, in accordance with Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall be deemed to cover any additional shares of Common Stock, which may be issued pursuant to the Plan to prevent dilution from stock splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended, and based on the average of the high and low prices of the shares of the Common Stock, as reported on the Nasdaq Global Select Market on May 4, 2026.